RESTRICTED CASH TRANSFERABLE TO CUSTOMERS FOR PROCESSING ACTIVITY	12 Months Ended
Dec. 31, 2025
Disclosure Of Restricted Cash [Abstract]
RESTRICTED CASH TRANSFERABLE TO CUSTOMERS FOR PROCESSING ACTIVITY
NOTE 8 - RESTRICTED CASH TRANSFERABLE TO CUSTOMERS FOR PROCESSING ACTIVITY

Some of our entities within the Group that hold Payment Institution Licenses in various jurisdictions are subject to regulations which according to client funds are held in segregated accounts prior to being transferred or processed as part of the Group’s payment activities.

As of December 31, 2025 and 2024, $91,965 and $60,299  thousand, respectively, were held in segregated accounts for the Group's customers.